Stockholders’ Equity (Details) - Schedule of authorized, issued and outstanding stock - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred Stock, Authorized Shares	10,000,000		10,000,000
Preferred Stock, Total Issued and to be Issued Shares
Total, Authorized Shares		900,000,000		835,000,000
Total, Issued Shares		627,346,804		168,693,323
Total, Shares to be Issued				153,152,718
Total, Total Issued and to be Issued Shares	902,872,627		627,346,804	321,846,041
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Authorized Shares		10,000,000		10,000,000
Preferred Stock, Issued Shares
Preferred Stock, Shares to be Issued
Preferred Stock, Total Issued and to be Issued Shares
Class A Common Stock [Member]
Class of Stock [Line Items]
Class A Common Stock, Authorized Shares	1,690,000,000	815,000,000	815,000,000	750,000,000
Class A Common Stock, Issued Shares		563,346,216		168,693,323
Class A Common Stock, Shares to be Issued				89,152,130
Class A Common Stock, Total Issued and to be Issued Shares	838,872,039		563,346,216	257,845,453
Class B Common Stock [Member]
Class of Stock [Line Items]
Class B Common Stock, Authorized Shares	75,000,000	75,000,000	75,000,000	75,000,000
Class B Common Stock, Issued Shares		64,000,588
Class B Common Stock, Shares to be Issued				64,000,588
Class B Common Stock, Total Issued and to be Issued Shares	64,000,588		64,000,588	64,000,588